Income taxes - Deferred Income Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 429	€ 949
Prepaid expense and other current assets	3,723	5,042
Deferred rent	1	1,778
Property and equipment	116	459
Accrued expenses and other current liabilities	147	1,381
Intangible assets, net	253	372
Operating lease liability	31,130
Other long-term liabilities	311	299
Other	0	329
Deferred tax assets (gross)	36,110	10,609
Less valuation allowance	(81)	0
Subtotal	36,029	10,609
Offsetting	(35,294)	(10,609)
Deferred tax assets	735	0
Deferred tax liabilities:
Intangible assets, net	53,021	53,499
Property and equipment	2,980	2,778
Operating lease right-of-use assets	29,985
Accrued expenses and other current liabilities	0	448
Other	235	434
Subtotal	86,221	57,159
Offsetting	(35,294)	(10,609)
Deferred tax liabilities	€ (50,927)	€ (46,550)